FAIR VALUE (Details 2) $ in Millions	Mar. 31, 2023 USD ($)
Advanced Materials [Member]
Property, Plant and Equipment [Line Items]
FAIR VALUE	$ 0.3
Aerospace [Member]
Property, Plant and Equipment [Line Items]
FAIR VALUE	9.0
Automotive [Member]
Property, Plant and Equipment [Line Items]
FAIR VALUE	4.0
Equipment Leasing [Member]
Property, Plant and Equipment [Line Items]
FAIR VALUE	0.5
Medical Devices [Member]
Property, Plant and Equipment [Line Items]
FAIR VALUE	$ 14.3